Commitments and Contingencies - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Fixed maturities, at fair value	$ 12,786,380	$ 10,680,714
Provision for uncollectible premiums receivable	9,000	7,000
Funds Held under Reinsurance Agreements, Allowance for Credit loss	7,000	0
Deposit contracts, allowance for credit loss	2,000
Premium Receivable, Allowance for Credit Loss, Period Increase (Decrease)	2,000
Non US sovereign government supranational and government related
Concentration Risk [Line Items]
Fixed maturities, at fair value	2,180,762	3,255,154
Fixed maturities | Non US sovereign government supranational and government related | The World Bank
Concentration Risk [Line Items]
Fair Value, Concentration of Risk, Investments		$ 1,110,000
Fixed maturities | Canadian goverment
Concentration Risk [Line Items]
Fair Value, Concentration of Risk, Investments	$ 776,000